SUMMARY OF STOCK OPTION ACTIVITIES (Details) - ¥ / shares	6 Months Ended			12 Months Ended			24 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2019
Share-Based Payment Arrangement [Abstract]
Options outstanding, beginning balance	36,756	36,756	41,158	36,756	41,158
Weighted average exercise price, outstanding, beginning balance	¥ 2,959	¥ 2,959	¥ 3,231	¥ 2,959	¥ 3,231
Weighted average remaining contractual term (Yrs), outstanding	4 years 3 months 7 days	5 years 3 months 7 days	6 years 6 months 18 days	4 years 9 months 7 days	5 years 9 months 7 days	7 years 29 days
Options, granted							56,000
Weighted average exercise price, granted
Options, forfeited/cancelled			(500)
Weighted average exercise price, forfeited/cancelled			¥ 5,500
Options, exercised
Weighted average exercise price, exercised
Options outstanding, ending balance	36,756	36,756	40,658	36,756	36,756	41,158
Weighted average exercise price, outstanding, ending balance	¥ 2,959	¥ 2,959	¥ 3,203	¥ 2,959	¥ 2,959	¥ 3,231
Options vested and exercisable, ending balance	30,756	24,400
Weighted average exercise price, vested and exercisable, ending balance	¥ 2,073	¥ 1,180
Weighted average remaining contractual term (Yrs), vested and exercisable	3 years 8 months 12 days	3 years 9 months 18 days